UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-04760

DWS Advisor Funds

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 09/30/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2007 (Unaudited)

NY Tax Free Money Fund

	Principal Amount ($)	Value ($)

Municipal Investments 98.6%
New York 96.1%
Austin, NY, Trust Various States, Series 2007-132, 144A, 3.89% *, 6/15/2030	6,000,000	6,000,000
Broome County, NY, Industrial Development Agency Revenue, Parlor City Paper Box Co., AMT, 3.92% *, 10/1/2016, NBT Bank NA (a)	710,000	710,000
Erie County, NY, Industrial Development Agency, Civic Facility Revenue, Suburban Adult Services, Inc., 3.92% *, 6/1/2022, KeyBank NA (a)	3,400,000	3,400,000
Guilderland, NY, Industrial Development Agency, Civic Facility Revenue, Multi-Mode-Wildwood Project, Series A, 3.92% *, 7/1/2032, KeyBank NA (a)	5,200,000	5,200,000
Hempstead, NY, Industrial Development Agency Revenue, Series 92-G, 144A, AMT, 3.91% *, 10/1/2045	3,000,000	3,000,000

Nassau County, NY, Industrial Development Agency Revenue, Series 75-G, 144A, AMT, 3.92% *, 12/1/2033	2,000,000	2,000,000
New Rochelle, NY, City School District, Tax Anticipation Notes, 4.25%, 6/30/2008	3,500,000	3,514,108
New York, General Obligation:
Series A-5, 3.8% *, 8/1/2031, Bank of Nova Scotia (a)	500,000	500,000
Series C-2, 3.83% *, 8/1/2020, Bayerische Landesbank (a)	1,500,000	1,500,000
Series 1318, 144A, 3.9% *, 6/1/2013 (b)	1,495,000	1,495,000
Series 1996, 144A, 3.9% *, 4/1/2014	4,000,000	4,000,000
Series I-8, 4.02% *, 4/1/2036, Bank of America NA (a)	4,200,000	4,200,000
New York, Hudson Yards Infrastructure Corp. Revenue, Series 1649, 144A, 3.9% *, 8/15/2014 (b)	1,135,000	1,135,000
New York, Metropolitan Transportation Authority Revenue:
3.71%*, 11/16/2007	2,500,000	2,500,000
3.73%*, 12/6/2007	4,000,000	4,000,000
Series 848-D, 144A, 3.9% *, 11/15/2021 (b)	789,500	789,500
Series B-16, 144A, 3.92% *, 11/15/2027	1,800,000	1,800,000
"A", 3.92% *, 11/15/2030 (b)	3,680,000	3,680,000
New York, Municipal Securities Trust Certificates, "A", Series 5020, 144A, 3.94% *, 7/1/2018	2,015,000	2,015,000
New York, State Dormitory Authority Revenue:
Series PA-541, 144A, 3.9% *, 8/1/2038 (b)	8,670,000	8,670,000
Series B09, 144A, 3.92% *, 3/15/2023 (b)	695,000	695,000
New York, State Dormitory Authority Revenue, Park Ridge Hospital, Inc., 3.87% *, 7/1/2029, JPMorgan Chase Bank (a)	3,130,000	3,130,000
New York, State Dormitory Authority Revenue, Secondary Issues, Series 1971, 144A, 3.9% *, 7/1/2027	5,000,500	5,000,500
New York, State Energy Research & Development Authority Facilities Revenue, Consolidated Edison Co., Series C-3, AMT, 3.91% *, 11/1/2039, Citibank NA (a)	2,600,000	2,600,000
New York, State Environmental Facilities Corp., Clean Drinking Water, Series D, 4.5%, 3/15/2008	2,790,000	2,799,819
New York, State Environmental Facilities Corp., Pollution Control Revenue, Series PA-1261, 144A, 3.9% *, 12/15/2009 (b)	1,385,000	1,385,000
New York, State General Obligation Series B, 3.7% *, 3/15/2030, Dexia Credit Local France (a)	3,000,000	3,000,000
New York, State Housing Finance Agency Revenue, Series A, AMT, 3.82% *, 5/1/2029	2,000,000	2,000,000
New York, State Housing Finance Agency Revenue, 316 Eleventh Ave. Housing, Series A, AMT, 3.9% *, 5/15/2041	8,000,000	8,000,000
New York, State Housing Finance Agency Revenue, Avalon Bowery Place II, Series A, AMT, 3.86% *, 11/1/2039, Bank of America NA (a)	2,500,000	2,500,000
New York, State Housing Finance Agency Revenue, West 38 Street, Series A, AMT, 3.85% *, 5/15/2033	1,400,000	1,400,000
New York, State Thruway Authority, Personal Income Tax Revenue, Series PT-3027, 144A, 3.9% *, 3/15/2025 (b)	1,995,000	1,995,000
New York, Tobacco Settlement Financing Corp.:
Series R-2033, 144A, 3.92% *, 6/1/2021 (b)	1,945,000	1,945,000
Series R-6500, 144A, 3.92% *, 6/1/2021 (b)	2,610,000	2,610,000
New York, Triborough Bridge & Tunnel Authority Revenue, Series B-13, 144A, 3.92% *, 11/15/2021 (b)	2,060,000	2,060,000
New York City, NY, Housing Development Corp., Multi-Family Mortgage Revenue, 1090 Franklin Ave., AMT, Series A, 3.9% *, 12/1/2037, Citibank NA (a)	700,000	700,000
New York City, NY, Housing Development Corp., Multi-Family Mortgage Revenue, 201 Pearl Street Development, Series A, 3.83% *, 10/15/2041	1,500,000	1,500,000
New York City, NY, Housing Development Corp., Multi-Family Mortgage Revenue, Boricua Village Apartments, Site A-2, AMT, 3.95% *, 9/1/2042, Citibank NA (a)	4,000,000	4,000,000
New York City, NY, Industrial Development Agency Revenue, Series 1997, 144A, 3.9% *, 3/1/2027 (b)	5,000,000	5,000,000
New York City, NY, Industrial Development Agency, Civic Facility Revenue, Abraham Joshua Heschel Project, 3.92% *, 4/1/2032, Allied Irish Bank PLC (a)	1,365,000	1,365,000
New York City, NY, Industrial Development Agency, Civic Facility Revenue, Allen Stevenson School, 3.87% *, 12/1/2034, Allied Irish Bank PLC (a)	1,105,000	1,105,000

New York City, NY, Industrial Development Agency, Civic Facility Revenue, Congregation Lev Bais Yaakov, 3.9% *, 7/1/2037, KeyBank NA (a)	3,525,000	3,525,000
New York City, NY, Industrial Development Agency, Civic Facility Revenue, Jewish Board of Family Services, 3.87% *, 7/1/2025, Allied Irish Bank PLC (a)	4,000,000	4,000,000
New York City, NY, Municipal Finance Authority, Water & Sewer Systems Revenue, Series 1289, 3.9% *, 12/15/2013	1,000,000	1,000,000
New York City, NY, Municipal Finance Authority, Water & Sewer Systems Revenue, Second Generation Resolution:
Series CC-1, 3.97% *, 6/15/2038	3,000,000	3,000,000
Series CC-2, 3.97% *, 6/15/2038	7,000,000	7,000,000
New York City, NY, Transitional Finance Authority Building Aid Revenue, Series A, 144A, 3.92% *, 7/15/2036 (b)	3,380,000	3,380,000
New York City, NY, Transitional Finance Authority Revenue:
Series A, 144A, 3.9% *, 11/1/2030	1,000,000	1,000,000
Series A-40, 144A, 3.92% *, 11/1/2026 (b)	945,000	945,000
Niagara County, NY, Industrial Development Agency, Civic Facility Revenue, NYSARC, Inc., Series A, 3.92% *, 9/1/2021, KeyBank NA (a)	465,000	465,000
Onondaga County, NY, Industrial Development Agency, Civic Facility Revenue, YMCA of Greater Syracuse, Series A, 3.92% *, 11/1/2025, Citizens Bank NA (a)	2,500,000	2,500,000
Ontario County, NY, Industrial Development Agency, Civic Facility Revenue, F. Thompson Hospital, Series B, 3.87% *, 7/1/2030, KeyBank of New York (a)	3,000,000	3,000,000
Otsego County, NY, Industrial Development Agency, Civic Facility Revenue, Noonan Community Service Corp. Project, Series A, 3.93% *, 3/1/2025, Wilber National Bank (a)	1,200,000	1,200,000
Otsego County, NY, Industrial Development Agency, Civic Facility Revenue, Templeton Foundation Project, Series A, 3.92% *, 6/1/2027, KeyBank NA (a)	3,375,000	3,375,000
Port Authority of New York & New Jersey, 3.67%, 10/11/2007	4,500,000	4,500,000
Schoharie County, NY, Industrial Development Agency, Civic Facility Revenue, Bassett Hospital Project, Series A, 3.92% *, 2/1/2021, KeyBank NA (a)	410,000	410,000
Seneca County, NY, Industrial Development Agency, Solid Waste Disposal Revenue, Macon Trust, Series W, 144A, AMT, 3.96% *, 10/1/2035	3,500,000	3,500,000
Smithtown, NY, Center School District, Tax Anticipation Notes, 4.0%, 6/27/2008	3,000,000	3,012,900
Tompkins County, NY, Industrial Development Agency Revenue, Civic Facilities, Series A, 3.88% *, 12/1/2021, Citizens Bank NA (a)	1,105,000	1,105,000
Tompkins County, NY, Industrial Development Agency Revenue, Civic Facilities, Tomkins Cortland, 3.88% *, 1/1/2037, Citizens Bank NA (a)	6,860,000	6,860,000
Yates County, NY, Industrial Development Agency, Civic Facility Revenue, Series B, 3.87% *, 9/1/2015, KeyBank NA (a)	1,835,000	1,835,000

		170,511,827
Puerto Rico 2.5%
Puerto Rico, Industrial Tourist Educational, Medical & Environmental Central Facilities, Bristol-Myers Squibb Project, AMT, 3.89% *, 12/1/2030	4,500,000	4,500,000
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $175,011,827)	98.6	175,011,827
Other Assets and Liabilities, Net	1.4	2,471,453

Net Assets	100.0	177,483,280

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of September 30, 2007.

(a)		Security incorporates a letter of credit from a major bank.
(b)		Bond is insured by one of these companies:

Insurance Coverage	As a % of Total Investment Portfolio
Ambac Financial Group, Inc.	8.4

Financial Guaranty Insurance Company	5.6
Financial Security Assurance, Inc.	3.2
MBIA Corp.	3.2

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	NY Tax Free Money Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 16, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	NY Tax Free Money Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 16, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        November 16, 2007